Financial Information of Parent Company Statements of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Dec. 31, 2010 USD ($)		Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2010 Parent Company USD ($)
Cash flows from operating activities:
Net (loss) income	$ 22,109,000		$ 18,845,000		$ (3,182,000)		$ 22,109,000	$ 18,845,000	$ (3,182,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain from investments in subsidiaries and VIE							(34,506,000)	(27,027,000)	(18,687,000)
Share-based compensation	11,120,000		9,331,000		8,546,000		11,120,000	9,331,000	8,546,000
Changes in fair value for contingent consideration in connection with business combination	1,118,000		4,969,000		(28,000)				28,000
Changes in fair value of convertible notes derivatives			(2,832,000)		8,428,000			(2,832,000)	8,428,000
Imputed interest expense in connection with convertible notes-interest			654,000		4,418,000			654,000	4,418,000
Changes in operating assets and liabilities:
Amounts due from related parties	(2,116,000)		1,043,000		(1,797,000)		5,755,000	889,000	(28,942,000)
Prepaid expenses and other current assets	1,693,000		(7,685,000)		(3,191,000)		(343,000)	173,000	21,000
Amounts due to related parties	(86,000)		(899,000)		846,000		(3,158,000)	2,751,000	2,690,000
Accrued expenses and other current liabilities	3,395,000		7,419,000		2,969,000		(62,000)	1,127,000	(501,000)
Net cash provided by (used in) operating activities	9,937,000		(463,000)		1,499,000		915,000	3,911,000	(27,181,000)
Cash flows from investing activities:
Deferred and contingent consideration paid for business acquisitions	(2,155,000)	[1]	(5,022,000)	[1]	(3,793,000)	[1]		(3,939,000)	(197,000)
Cash paid for investment in subsidiaries							(10,299,000)	(111,816,000)	(10,030,000)
Proceeds from sales of long term investment	2,413,000		270,000				2,413,000
Net cash used in investing activities	(29,004,000)		(59,833,000)		(17,010,000)		(7,886,000)	(115,755,000)	(10,227,000)
Cash flows from financing activities:
Proceeds from issuance of convertible notes, net of issuance cost of $367, nil and nil for the year ended December 31, 2010, 2011 and 2012, respectively					8,633,000				8,633,000
Proceeds from issuance of ordinary shares during IPO					127,686,000				127,686,000
Payment of offering cost in connection with the issuance of ordinary shares			(1,485,000)		(2,580,000)			(1,485,000)	(2,580,000)
Proceeds from exercise of options	1,874,000		4,031,000		29,000		1,874,000	4,032,000	29,000
Proceeds from sale of ordinary shares			211,000		445,000			211,000	445,000
Net cash provided by (used in) financing activities	34,920,000		(21,763,000)		139,838,000		1,874,000	2,758,000	134,213,000
Net increase (decrease) in cash	15,401,000		(79,884,000)		125,942,000		(5,097,000)	(109,086,000)	96,805,000
Cash at beginning of year	101,196,000		181,080,000		55,138,000		12,323,000	121,409,000	24,604,000
Cash at end of year	$ 116,597,000		$ 101,196,000		$ 181,080,000		$ 7,226,000	$ 12,323,000	$ 121,409,000

[1]	Deferred and contingent considerations relating to business acquisitions which were paid within three months or less from the acquisition date were included in the investing activities; payments made after three months from the acquisition date were included in the financing activities.